FINANCIAL INFORMATION FOR SUBSIDIARY GUARANTORS AND NON-GUARANTORS (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Guarantees [Abstract]
Guarantees [Text Block]
Note 15—Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes

CIFC Corp. issued Senior Notes which are deemed publicly registered notes. As such, the Company is required to present condensed consolidating financial information for CIFC and its consolidated subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

Obligations under the Senior Notes are fully and unconditionally guaranteed by CIFC and named guarantors (the “Guarantor”). Under the terms of the indenture, certain consolidated entities such as consolidated CLOs, warehouses and funds ("Investment Vehicles") do not guarantee the notes. Further, the indenture provides that so long as entities representing at least 90% of the Company’s consolidated total assets (other than assets represented by Investment Vehicles) are guarantors, the Company may designate entities within its corporate structure as non-guarantor entities ("Unrestricted Entities" and together with Investment Vehicles, "Non-Guarantors").

The following condensed consolidating financial information presents the Consolidating Balance Sheets, Statement of Operations, Comprehensive Income (Loss) and Cash Flows of the Guarantor, Non-Guarantor subsidiaries (or Investment Vehicles) and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of March 31, 2016 and December 31, 2015, and for each of the three months ended March 31, 2016 and 2015. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the prior year financial statements to conform to the current year presentation (Note 2). The condensed consolidating financial information below assumes that the Senior Notes were guaranteed by CIFC as of January 1, 2015. Further, all Consolidated Entities are considered Non-Guarantor subsidiaries.

Condensed Consolidating Balance Sheets (Unaudited)
March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$1,094	$382	$50,535	$—	$—	$52,011
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	159,177	—	(81,830)	77,347
Intercompany investments in subsidiaries	177,449	104,281	113,497	—	(395,227)	—
Receivables	154	3,546	7,909	—	(2,684)	8,925
Prepaid and other assets	—	1,172	1,645	—	—	2,817
Deferred tax asset, net	—	43,110	—	—	—	43,110
Equipment and improvements, net	—	—	4,562	—	—	4,562
Intangible assets, net	—	5,393	—	—	—	5,393
Goodwill	—	66,549	9,451	—	—	76,000
Subtotal	178,697	224,433	348,470	—	(479,741)	271,859
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	—	80,592	—	80,592
Due from brokers	—	—	—	24,293	—	24,293
Investments	—	—	—	1,346,963	—	1,346,963
Receivables	—	—	—	4,185	—	4,185
Prepaid and other assets	—	—	—	187	—	187
Total assets of Consolidated Entities	—	—	—	1,456,220	—	1,456,220
TOTAL ASSETS	$178,697	$224,433	$348,470	$1,456,220	$(479,741)	$1,728,079
LIABILITIES
Distributions payable	$8,670	$—	$—	$—	$—	$8,670
Accrued and other liabilities	1,322	4,172	9,126	—	(2,169)	12,451
Contingent liabilities	—	—	8,142	—	—	8,142
Long-term debt	—	156,237	—	—	—	156,237
Subtotal	9,992	160,409	17,268	—	(2,169)	185,500
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	—	49,350	—	49,350
Accrued and other liabilities	—	—	—	623	(394)	229
Interest payable	—	—	—	4,595	(121)	4,474
Long-term debt	—	—	—	1,360,255	(48,197)	1,312,058
Total Non-Recourse Liabilities of Consolidated Entities	—	—	—	1,414,823	(48,712)	1,366,111
TOTAL LIABILITIES	9,992	160,409	17,268	1,414,823	(50,881)	1,551,611
EQUITY (Note 10)
Common shares	25	1	—	—	(1)	25
Intercompany Preferred Units (1)	—	—	85,000	—	(85,000)	—
Treasury shares	(435)	—	—	—	—	(435)
Additional paid-in capital	994,771	885,377	662,399	—	(1,547,781)	994,766
Retained earnings (deficit)	(825,656)	(821,354)	(416,197)	—	1,237,551	(825,656)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	168,705	64,024	331,202	—	(395,231)	168,700
Consolidated Fund Equity/Noncontrolling interests (Note 2)	—	—	—	41,397	(33,629)	7,768
TOTAL EQUITY	168,705	64,024	331,202	41,397	(428,860)	176,468
TOTAL LIABILITIES AND EQUITY	$178,697	$224,433	$348,470	$1,456,220	$(479,741)	$1,728,079

Explanatory Note:
_________________________________

(1)	CIFC Corp. holds 85.0 million of intercompany non-voting series A preferred units that bear an annual rate of 3.5%.

Consolidating Balance Sheets (Unaudited)
December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$—	$1,392	$56,576	$—	$—	$57,968
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	152,455	—	(81,759)	70,696
Intercompany investments in subsidiaries	170,174	120,896	61,004	—	(352,074)	—
Receivables	785	295	27,242	—	(21,247)	7,075
Prepaid and other assets	—	1,621	352	—	—	1,973
Deferred tax asset, net	—	44,425	—	—	—	44,425
Equipment and improvements, net	—	—	4,866	—	—	4,866
Intangible assets, net	—	6,232	625	—	—	6,857
Goodwill	—	66,549	9,451	—	—	76,000
Subtotal	170,959	241,410	314,265	—	(455,080)	271,554
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	—	94,018	—	94,018
Due from brokers	—	—	—	25,910	—	25,910
Investments	—	—	—	1,351,403	—	1,351,403
Receivables	—	—	—	4,109	—	4,109
Prepaid and other assets	—	—	—	209	—	209
Total assets of Consolidated Entities	—	—	—	1,475,649	—	1,475,649
TOTAL ASSETS	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203
LIABILITIES
Due to brokers	$—	$61	$—	$—	$—	$61
Accrued and other liabilities	50	24,185	14,808	—	(20,646)	18,397
Contingent liabilities	—	—	8,338	—	—	8,338
Long-term debt	—	156,161	—	—	—	156,161
Subtotal	50	180,407	23,146	—	(20,646)	182,957
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	—	71,603	—	71,603
Accrued and other liabilities	—	—	—	631	(438)	193
Interest payable	—	—	—	5,257	(167)	5,090
Long-term debt	—	—	—	1,357,095	(48,537)	1,308,558
Total Non-Recourse Liabilities of Consolidated Entities	—	—	—	1,434,586	(49,142)	1,385,444
TOTAL LIABILITIES	50	180,407	23,146	1,434,586	(69,788)	1,568,401
EQUITY (Note 10)
Common shares	25	25	—	—	(25)	25
Intercompany Preferred Units (1)	—	—	85,000	—	(85,000)	—
Additional paid-in capital	992,425	992,419	528,946	—	(1,521,371)	992,419
Retained earnings (deficit)	(821,541)	(931,441)	(322,827)	—	1,254,318	(821,491)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	170,909	61,003	291,119	—	(352,078)	170,953
Consolidated Fund Equity / Noncontrolling interests (Note 2)	—	—	—	41,063	(33,214)	7,849
TOTAL EQUITY	170,909	61,003	291,119	41,063	(385,292)	178,802
TOTAL LIABILITIES AND EQUITY	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203

Explanatory Note:
_________________________________

(1)	CIFC Corp. holds 85.0 million of intercompany non-voting series A preferred units that bear an annual rate of 3.5%.

Consolidating Statements of Operations (Unaudited)
For The Three Months Ended March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$21,521	$—	$(1,706)	$19,815
Interest income from investments	—	744	3,217	—	(3,028)	933
Interest income - Consolidated Entities	—	—	—	18,990	—	18,990
Total net revenues	—	744	24,738	18,990	(4,734)	39,738
Expenses
Employee compensation and benefits	—	—	9,514	—	—	9,514
Share-based compensation	130	130	2,121	—	—	2,381
Professional services	308	885	879	—	—	2,072
General and administrative expenses	132	644	1,741	—	—	2,517
Depreciation and amortization	—	839	457	—	—	1,296
Impairment of intangible assets	—	—	531	—	—	531
Corporate interest expense	—	1,957	744	—	(744)	1,957
Expenses - Consolidated Entities	—	—	—	2,094	(1,706)	388
Interest expense - Consolidated Entities	—	—	—	8,595	(175)	8,420
Total expenses	570	4,455	15,987	10,689	(2,625)	29,076
Other Gain (Loss)
Net gain (loss) on investments	—	—	1,677	—	(1,406)	271
Net gain (loss) on contingent liabilities	—	—	(364)	—	—	(364)
Net gain (loss) on investments - Consolidated Entities	—	—	—	2,600	—	2,600
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	(10,487)	3,103	(7,384)
Intercompany net gain (loss) on investments in subsidiaries	5,075	5,859	871	—	(11,805)	—
Net other gain (loss)	5,075	5,859	2,184	(7,887)	(10,108)	(4,877)
Income (loss) before income taxes	4,505	2,148	10,935	414	(12,217)	5,785
Income tax (expense) benefit	—	(1,278)	—	—	—	(1,278)
Net income (loss)	4,505	870	10,935	414	(12,217)	4,507
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(414)	412	(2)
Net income (loss) attributable to CIFC LLC	$4,505	$870	$10,935	$—	$(11,805)	$4,505

Consolidating Statements of Operations (Unaudited)
For The Three Months Ended March 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$21,833	$—	$(219)	$21,614
Interest income from investments	—	—	2,736	—	(129)	2,607
Interest income - Consolidated Entities	—	—	823	1,933	—	2,756
Total net revenues	—	—	25,392	1,933	(348)	26,977
Expenses
Employee compensation and benefits	—	—	8,564	—	—	8,564
Share-based compensation	—	142	1,538	—	—	1,680
Professional services	—	1,078	848	—	—	1,926
General and administrative expenses	—	958	1,339	—	—	2,297
Depreciation and amortization	—	1,821	588	—	—	2,409
Impairment of intangible assets	—	281	—	—	—	281
Corporate interest expense	—	494	—	—	—	494
Expenses - Consolidated Entities	—	—	15	1,472	(219)	1,268
Interest expense - Consolidated Entities	—	—	231	513	—	744
Total expenses	—	4,774	13,123	1,985	(219)	19,663
Other Gain (Loss)
Net gain (loss) on investments	—	—	939	—	254	1,193
Net gain (loss) on contingent liabilities	—	—	(713)	—	—	(713)
Net gain (loss) on investments - Consolidated Entities	—	—	796	2,001	—	2,797
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	(1,826)	(434)	(2,260)
Net gain (loss) on other investments and derivatives - Consolidated Entities	—	—	—	438	—	438
Intercompany net gain (loss) on investments in subsidiaries	—	13,289	—	—	(13,289)	—
Net other gain (loss)	—	13,289	1,022	613	(13,469)	1,455
Income (loss) before income taxes	—	8,515	13,291	561	(13,598)	8,769
Income tax (expense) benefit	—	(3,087)	—	—	—	(3,087)
Net income (loss)	—	5,428	13,291	561	(13,598)	5,682
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(561)	307	(254)
Net income (loss) attributable to CIFC LLC	$—	$5,428	$13,291	$—	$(13,291)	$5,428

Consolidating Statement of Comprehensive Income (Loss) (Unaudited)
For The Three Months Ended March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$4,505	$870	$10,935	$414	$(12,217)	$4,507
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	4,505	870	10,935	414	(12,217)	4,507
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(414)	412	(2)
Comprehensive income (loss) attributable to CIFC LLC	$4,505	$870	$10,935	$—	$(11,805)	$4,505

Consolidating Statement of Comprehensive Income (Loss) (Unaudited)
For The Three Months Ended March 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$—	$5,428	$13,291	$561	$(13,598)	$5,682
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	—	5,428	13,291	561	(13,598)	5,682
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(561)	307	(254)
Comprehensive income (loss) attributable to CIFC LLC	$—	$5,428	$13,291	$—	$(13,291)	$5,428

Consolidating Statement of Cash Flows (Unaudited)
For The Three Months Ended March 31, 2016

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$4,505	$870	$10,935	$414	$(12,217)	$4,507
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	76	—	—	—	76
Share-based compensation	130	130	2,121	—	—	2,381
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	(1,315)	—	1,408	93
Intercompany net (gain) loss on investments in subsidiaries	(5,075)	(5,859)	(871)	—	11,805	—
Depreciation and amortization	—	839	457	—	—	1,296
Impairment of intangible assets	—	—	531	—	—	531
Deferred income tax expense (benefit)	—	1,315	—	—	—	1,315
Excess tax benefits from share-based payment arrangements	—	230	—	—	—	230
Consolidated Entities:
Net (gain) loss on investments	—	—	—	(2,600)	—	(2,600)
Net (gain) loss on liabilities	—	—	—	10,487	(3,103)	7,384
Changes in operating assets and liabilities:
Receivables	631	(3,120)	19,335	—	(18,696)	(1,850)
Prepaid and other assets	—	451	(1,299)	—	—	(848)
Due to brokers	—	(62)	1	—	—	(61)
Accrued and other liabilities	1,142	(20,015)	(5,194)	—	18,606	(5,461)
Consolidated Entities:
Due from brokers	—	—	—	1,616	—	1,616
Purchase of investments	—	—	—	(114,723)	—	(114,723)
Sales of investments	—	—	—	121,766	—	121,766
Receivables	—	—	—	(52)	—	(52)
Due to brokers	—	—	—	(22,253)	—	(22,253)
Accrued and other liabilities	—	—	—	(11)	43	32
Interest payable	—	—	—	(660)	44	(616)
Net cash provided by (used in) operating activities	1,333	(25,145)	24,701	(6,016)	(2,110)	(7,237)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investments	—	—	(17,553)	—	1,419	(16,134)
Sales of investments	—	—	12,466	—	(2,754)	9,712
Intercompany investments in subsidiaries	—	22,474	(2,151)	—	(20,323)	—
Purchases of equipment and improvements	—	—	(61)	—	—	(61)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	—	13,426	—	13,426
Net cash provided by (used in) investing activities	—	22,474	(7,299)	13,426	(21,658)	6,943
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchases of common shares	(435)	—	—	—	—	(435)
Intercompany contributions	—	1,891	9,629	24	(11,544)	—
Intercompany distributions	—	—	(32,073)	(24)	32,097	—
Proceeds from the exercise of options	241	—	—	—	—	241
Payments for tax from the net delivery of restricted share units	(45)	—	—	—	—	(45)
Payments on contingent liabilities	—	—	(999)	—	—	(999)
Excess tax benefits from share-based payment arrangements	—	(230)	—	—	—	(230)
Consolidated Entities:
Distributions to noncontrolling interests	—	—	—	(83)	—	(83)
Proceeds from issuance of long-term debt	—	—	—	3,830	—	3,830
Payments made on long-term debt	—	—	—	(11,157)	3,215	(7,942)
Net cash provided by (used in) financing activities	(239)	1,661	(23,443)	(7,410)	23,768	(5,663)
Net increase (decrease) in cash and cash equivalents	1,094	(1,010)	(6,041)	—	—	(5,957)
Cash and cash equivalents at beginning of period	—	1,392	56,576	—	—	57,968
Cash and cash equivalents at end of period	$1,094	$382	$50,535	$—	$—	$52,011

Consolidating Statement of Cash Flows (Unaudited)
For The Three Months Ended March 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$—	$5,428	$13,291	$561	$(13,598)	$5,682
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	22	—	—	—	22
Share-based compensation	—	142	1,538	—	—	1,680
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	(225)	—	(255)	(480)
Intercompany net (gain) loss on investments in subsidiaries	—	(13,289)	—	—	13,289	—
Depreciation and amortization	—	1,821	588	—	—	2,409
Impairment of intangible assets	—	281	—	—	—	281
Deferred income tax expense (benefit)	—	(150)	—	—	—	(150)
Excess tax benefits from share-based payment arrangements	—	(8)	—	—	—	(8)
Consolidated Entities:
Net (gain) loss on investments	—	—	(796)	(2,001)	—	(2,797)
Net (gain) loss on liabilities	—	—	—	1,826	434	2,260
Net other (gain) loss	—	—	—	(438)	—	(438)
Changes in operating assets and liabilities:
Due from brokers	—	—	(974)	—	—	(974)
Receivables	—	721	(3,163)	—	2,903	461
Prepaid and other assets	—	486	(1,489)	—	—	(1,003)
Due to brokers	—	—	6,245	—	—	6,245
Accrued and other liabilities	—	3,480	(7,920)	—	(2,514)	(6,954)
Consolidated Entities:
Due from brokers	—	—	14,459	(4,111)	—	10,348
Purchase of investments	—	—	(55,017)	(88,697)	—	(143,714)
Sales of investments	—	—	47,462	21,677	—	69,139
Receivables	—	—	(352)	(86)	—	(438)
Due to brokers	—	—	(7,882)	55,950	—	48,068
Accrued and other liabilities	—	—	6	384	(390)	—
Interest payable	—	—	(8)	18	—	10
Net cash provided by (used in) operating activities	—	(1,066)	5,763	(14,917)	(131)	(10,351)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of management contracts	—	—	—	—	—	—
Purchases of investments	—	—	(78,632)	—	65,439	(13,193)
Sales of investments	—	—	57,449	—	(22,148)	35,301
Intercompany investments in subsidiaries	—	(123,962)	—	—	123,962	—
Intercompany distributions from subsidiaries	—	123,962	—	—	(123,962)	—
Purchases of equipment and improvements	—	—	(403)	—	—	(403)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	755	(55,628)	—	(54,873)
Net cash provided by (used in) investing activities	—	—	(20,831)	(55,628)	43,291	(33,168)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	—	—	123,962	—	(123,962)	—
Intercompany distributions	—	—	(123,962)	—	123,962	—
Proceeds from the exercise of options	—	121	—	—	—	121
Payments for tax from the net delivery of restricted share units	—	(265)	—	—	—	(265)
Payments on contingent liabilities	—	—	(1,559)	—	—	(1,559)
Excess tax benefits from share-based payment arrangements	—	8	—	—	—	8
Consolidated Entities:
Contributions from noncontrolling interests	—	—	—	14,712	(2,612)	12,100
Distributions to noncontrolling interests	—	—	—	(970)	—	(970)
Proceeds from issuance of long-term debt	—	—	—	73,777	10,323	84,100
Payments made on long-term debt	—	—	—	(16,974)	(50,871)	(67,845)
Net cash provided by (used in) financing activities	—	(136)	(1,559)	70,545	(43,160)	25,690
Net increase (decrease) in cash and cash equivalents	—	(1,202)	(16,627)	—	—	(17,829)
Cash and cash equivalents at beginning of period	—	2,156	57,134	—	—	59,290
Cash and cash equivalents at end of period	$—	$954	$40,507	$—	$—	$41,461

Note 18—Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's Senior Notes

The Company is required to present condensed consolidating financial information for CIFC LLC and its consolidated subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

During 2015, CIFC Corp. issued Senior Notes that will be exchangeable for publicly registered notes with identical terms. Obligations under the Senior Notes are fully and unconditionally guaranteed by CIFC LLC and named guarantors (the “Guarantor”). Under the terms of the indenture, certain consolidated entities such as consolidated CLOs, warehouses and funds ("Investment Vehicles") do not guarantee the notes. Further, the indenture provides that entities representing at least 90% of the Company’s consolidated total assets (other than assets represented by Investment Vehicles) are guarantors, the Company may designate entities within its corporate structure as non-guarantor entities ("Unrestricted Entities" and together with Investment Vehicles, "Non-Guarantor").

The following condensed consolidating financial information presents the Consolidating Balance Sheets, Statement of Operations, Comprehensive Income (Loss) and Cash Flows of the Guarantor, Non-Guarantor subsidiaries (or Investment Vehicles) and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of December 31, 2015 and 2014, and for each year ended December 31, 2015 and 2014. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the prior year financial statements to conform to the current year presentation (Note 2). The condensed consolidating financial information below assumes that the Senior Notes were guaranteed by CIFC LLC as of January 1, 2014. Further, all Consolidated Entities are considered Non-Guarantor subsidiaries.

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Balance Sheets
December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$—	$1,392	$56,576	$—	$—	$57,968
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	152,455	—	(81,759)	70,696
Intercompany investments in subsidiaries	170,174	35,896	61,004	—	(267,074)	—
Intercompany investment in wholly-owned subsidiaries of CIFC LLC (Note 16)	—	85,000	—	—	(85,000)	—
Receivables	785	295	27,242	—	(21,247)	7,075
Prepaid and other assets	—	1,621	352	—	—	1,973
Deferred tax asset, net	—	44,425	—	—	—	44,425
Equipment and improvements, net	—	—	4,866	—	—	4,866
Intangible assets, net	—	6,232	625	—	—	6,857
Goodwill	—	66,549	9,451	—	—	76,000
Subtotal	170,959	241,410	314,265	—	(455,080)	271,554
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	—	94,018	—	94,018
Due from brokers	—	—	—	25,910	—	25,910
Investments	—	—	—	1,351,403	—	1,351,403
Receivables	—	—	—	4,109	—	4,109
Prepaid and other assets	—	—	—	209	—	209
Total assets of Consolidated Entities	—	—	—	1,475,649	—	1,475,649
TOTAL ASSETS	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203
LIABILITIES
Due to brokers	$—	$61	$—	$—	$—	$61
Accrued and other liabilities	50	24,185	14,808	—	(20,646)	18,397
Contingent liabilities	—	—	8,338	—	—	8,338
Long-term debt	—	156,161	—	—	—	156,161
Subtotal	50	180,407	23,146	—	(20,646)	182,957
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	—	71,603	—	71,603
Accrued and other liabilities	—	—	—	631	(438)	193
Interest payable	—	—	—	5,257	(167)	5,090
Long-term debt	—	—	—	1,357,095	(48,537)	1,308,558
Total Non-Recourse Liabilities of Consolidated Entities	—	—	—	1,434,586	(49,142)	1,385,444
TOTAL LIABILITIES	50	180,407	23,146	1,434,586	(69,788)	1,568,401
EQUITY
Common shares, par value $0.001: 500,000,000 shares authorized, 25,314,756 issued and 25,314,756 outstanding as of December 31, 2015	25	25	—	—	(25)	25
Intercompany Preferred Units (Note 16)	—	—	85,000	—	(85,000)	—
Treasury shares, at cost: 130,444 shares as of December 31, 2014	—	—		—	—	—
Additional paid-in capital	992,425	992,419	528,946	—	(1,521,371)	992,419
Retained earnings (deficit)	(821,541)	(931,441)	(322,827)	—	1,254,318	(821,491)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	170,909	61,003	291,119	—	(352,078)	170,953
Consolidated Fund Equity / Noncontrolling interests (Note 2)	—	—	—	41,063	(33,214)	7,849
TOTAL EQUITY	170,909	61,003	291,119	41,063	(385,292)	178,802
TOTAL LIABILITIES AND EQUITY	$170,959	$241,410	$314,265	$1,475,649	$(455,080)	$1,747,203

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Balance Sheets
December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
ASSETS
Cash and cash equivalents	$—	$2,156	$57,134	$—	$—	$59,290
Restricted cash and cash equivalents	—	—	1,694	—	—	1,694
Investments	—	—	80,115	—	(41,416)	38,699
Intercompany investments in subsidiaries		156,053	—	—	(156,053)	—
Receivables	—	721	5,759	—	(4,345)	2,135
Prepaid and other assets	—	2,106	179	—	—	2,285
Deferred tax asset, net	—	55,475	—	—	—	55,475
Equipment and improvements, net	—	—	5,194	—	—	5,194
Intangible assets, net	—	13,275	1,799	—	—	15,074
Goodwill	—	66,550	9,450	—	—	76,000
Subtotal	—	296,336	161,324	—	(201,814)	255,846
Assets of Consolidated Entities:
Restricted cash and cash equivalents	—	—	6,872	928,544	—	935,416
Due from brokers	—	—	36,645	83,896	—	120,541
Investments	—	—	44,083	11,728,743		11,772,826
Receivables	—	—	281	40,713	—	40,994
Prepaid and other assets	—	—	—	20,682	—	20,682
Total assets of Consolidated Entities	—	—	87,881	12,802,578	—	12,890,459
TOTAL ASSETS	$—	$296,336	$249,205	$12,802,578	$(201,814)	$13,146,305
LIABILITIES
Accrued and other liabilities	—	1,846	13,738	—	—	15,584
Contingent liabilities	—	—	12,668	—	—	12,668
Long-term debt	—	118,170	—	—	—	118,170
Subtotal	—	120,016	26,406	—	—	146,422
Non-Recourse Liabilities of Consolidated Entities:
Due to brokers	—	—	15,583	375,708	—	391,291
Accrued and other liabilities	—	—	—	5,825	(4,343)	1,482
Interest payable	—	—	163	36,013	(2)	36,174
Long-term debt	—	—	51,000	12,023,272	(25,238)	12,049,034
Total Non-Recourse Liabilities of Consolidated Entities	—	—	66,746	12,440,818	(29,583)	12,477,981
TOTAL LIABILITIES	—	120,016	93,152	12,440,818	(29,583)	12,624,403
EQUITY
Common shares, par value $0.001: 500,000,000 shares authorized, 25,323,417 issued and 25,192,973 outstanding as of December 31, 2014	—	25	—	—	—	25
Treasury shares, at cost: 130,444 shares as of December 31, 2014	—	(914)	—	—	—	(914)
Additional paid-in capital	—	988,904	591,518	—	(591,518)	988,904
Retained earnings (deficit)	—	(811,695)	(435,465)	—	435,465	(811,695)
TOTAL CIFC LLC SHAREHOLDERS’ EQUITY	—	176,320	156,053	—	(156,053)	176,320
Consolidated Fund Equity/Noncontrolling interests (Note 2)	—	—	—	226,996	(16,178)	210,818
Appropriated retained earnings (deficit) of Consolidated VIEs (Note 3)	—	—	—	134,764		134,764
TOTAL EQUITY	—	176,320	156,053	361,760	(172,231)	521,902
TOTAL LIABILITIES AND EQUITY	$—	$296,336	$249,205	$12,802,578	$(201,814)	$13,146,305

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statements of Operations
For The Year Ended December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$96,765	$—	$(4,686)	$92,079
Interest income from investments	—	—	6,564	—	(1,231)	5,333
Interest income - Consolidated Entities	—	—	823	24,283	—	25,106
Total net revenues	—	—	104,152	24,283	(5,917)	122,518
Expenses
Employee compensation and benefits	—	—	32,027	—	—	32,027
Share-based compensation	—	299	5,251	—	—	5,550
Professional services	50	6,411	3,474	—	—	9,935
General and administrative expenses	—	3,392	6,530	—	—	9,922
Depreciation and amortization	—	5,543	2,234	—	—	7,777
Impairment of intangible assets	—	1,501	327	—	—	1,828
Corporate interest expense	—	3,808	—	—	—	3,808
Expenses - Consolidated Entities	—	—	15	15,448	(4,689)	10,774
Interest expense - Consolidated Entities	—	—	232	9,839	(167)	9,904
Total expenses	50	20,954	50,090	25,287	(4,856)	91,525
Other Gain (Loss)
Net gain (loss) on investments	—	—	(6,071)	—	1,890	(4,181)
Net gain (loss) on contingent liabilities	—	—	(2,210)	—	—	(2,210)
Net gain (loss) on investments - Consolidated Entities	—	—	796	(26,910)	—	(26,114)
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	26,147	(1,401)	24,746
Net gain (loss) on other investments and derivatives - Consolidated Entities	—	—	—	2,970	—	2,970
Intercompany net gain (loss) on investments in subsidiaries	—	46,577	—	—	(46,577)	—
Net other gain (loss)	—	46,577	(7,485)	2,207	(46,088)	(4,789)
Income (loss) before income taxes	(50)	25,623	46,577	1,203	(47,149)	26,204
Income tax (expense) benefit	—	(25,239)	—	—	—	(25,239)
Net income (loss)	(50)	384	46,577	1,203	(47,149)	965
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(1,203)	572	(631)
Net income (loss) attributable to CIFC LLC	$(50)	$384	$46,577	$—	$(46,577)	$334

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statements of Operations
For The Year Ended December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Revenues
Management and incentive fees	$—	$—	$84,201	$—	$(79,333)	$4,868
Interest income from investments	—	1	10,341	—	(9,552)	790
Interest income - Consolidated Entities	—	—	2,387	514,865	—	517,252
Total net revenues	—	1	96,929	514,865	(88,885)	522,910
Expenses
Employee compensation and benefits	—	—	28,805	—	—	28,805
Share-based compensation	—	274	2,418	—	—	2,692
Professional services	—	3,964	3,295	—	—	7,259
General and administrative expenses	—	3,523	7,163	—	—	10,686
Depreciation and amortization	—	8,512	2,909	—	—	11,421
Corporate interest expense	—	3,915	321	—	—	4,236
Expenses - Consolidated Entities	—	—	1,025	118,383	(79,334)	40,074
Interest expense - Consolidated Entities	—	—	425	171,513	(7)	171,931
Total expenses	—	20,188	46,361	289,896	(79,341)	277,104
Other Gain (Loss)
Net gain (loss) on investments	—	—	3,664	—	(1,190)	2,474
Net gain (loss) on contingent liabilities	—	—	(2,932)	—	—	(2,932)
Net gain (loss) on investments - Consolidated Entities	—	—	(803)	(227,974)	—	(228,777)
Net gain (loss) on liabilities - Consolidated Entities	—	—	—	(18,123)	9,127	(8,996)
Net gain (loss) on other investments and derivatives - Consolidated Entities	—	—	—	2,031	—	2,031
Intercompany net gain (loss) on investments in subsidiaries	—	50,726	—	—	(50,726)	—
Net gain on sale of management contract	—	—	229	—	—	229
Net other gain (loss)	—	50,726	158	(244,066)	(42,789)	(235,971)
Income (loss) before income taxes	—	30,539	50,726	(19,097)	(52,333)	9,835
Income tax (expense) benefit	—	(22,158)	—	—	—	(22,158)
Net income (loss)	—	8,381	50,726	(19,097)	(52,333)	(12,323)
Net (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	19,097	1,607	20,704
Net income (loss) attributable to CIFC LLC	$—	$8,381	$50,726	$—	$(50,726)	$8,381

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Comprehensive Income (Loss)
For The Year Ended December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$(50)	$384	$46,577	$1,203	$(47,149)	$965
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	(50)	384	46,577	1,203	(47,149)	965
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	(1,203)	572	(631)
Comprehensive income (loss) attributable to CIFC LLC	$(50)	$384	$46,577	$—	$(46,577)	$334

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Comprehensive Income (Loss)
For The Year Ended December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
Net income (loss)	$—	$8,381	$50,726	$(19,097)	$(52,333)	$(12,323)
Other comprehensive income (loss)	—	—	—	—	—	—
Comprehensive income (loss)	—	8,381	50,726	(19,097)	(52,333)	(12,323)
Comprehensive (income) loss attributable to noncontrolling interests in Consolidated Entities	—	—	—	19,097	1,607	20,704
Comprehensive income (loss) attributable to CIFC LLC	$—	$8,381	$50,726	$—	$(50,726)	$8,381

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Cash Flows
For The Year Ended December 31, 2015

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(50)	$384	$46,577	$1,203	$(47,149)	$965
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	125	—	—	—	125
Share-based compensation	—	299	5,251	—	—	5,550
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	8,281	—	(1,890)	6,391
Intercompany net (gain) loss on investments in subsidiaries	—	(46,577)		—	46,577	—
Depreciation and amortization	—	5,543	2,234	—	—	7,777
Impairment of intangible assets	—	1,501	327	—	—	1,828
Deferred income tax expense (benefit)	—	11,050	—	—	—	11,050
Excess tax benefits from share-based payment arrangements	—	128	—	—	—	128
Consolidated Entities:
Net (gain) loss on investments	—	—	(796)	26,910	—	26,114
Net (gain) loss on liabilities	—	—	—	(26,147)	1,401	(24,746)
Net other (gain) loss	—	—	—	(2,970)	—	(2,970)
Changes in operating assets and liabilities:
Receivables	(785)	424	(21,480)	(245)	21,179	(907)
Prepaid and other assets	—	481	(168)	—	—	313
Due to brokers	—	61	—	—	—	61
Accrued and other liabilities	50	22,219	(1,928)	—	(20,649)	(308)
Consolidated Entities:
Due from brokers	—	—	36,645	(27,647)	—	8,998
Purchase of investments	—	—	(55,017)	(951,887)	—	(1,006,904)
Sales of investments	—	—	99,895	371,805	—	471,700
Receivables	—	—	281	(1,618)	—	(1,337)
Due to brokers	—	—	(15,583)	59,008	—	43,425
Accrued and other liabilities	—	—	—	460	(373)	87
Interest payable	—	—	(163)	2,622	(167)	2,292
Net cash provided by (used in) operating activities	(785)	(4,362)	104,356	(548,506)	(1,071)	(450,368)
CASH FLOWS FROM INVESTING ACTIVITIES:			—
Purchases of investments	—	—	(232,539)	—	166,008	(66,531)
Sales of investments	—	—	154,179	9,660	(94,977)	68,862
Intercompany investments in subsidiaries	—	(148,422)	—	—	148,422	—
Intercompany distributions from subsidiaries	785	125,404	—	—	(126,189)	—
Purchases of equipment and improvements	—	—	(1,059)	—	—	(1,059)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	6,871	(48,005)	—	(41,134)
Net cash provided by (used in) investing activities	785	(23,018)	(72,548)	(38,345)	93,264	(39,862)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of long-term debt	—	40,000	—	—	—	40,000
Debt issuance cost	—	(2,133)	—	—	—	(2,133)
Repurchases of common shares	—	(1,151)	—	—	—	(1,151)
Distributions paid	—	(10,130)	—	—	—	(10,130)
Intercompany contributions	—	—	148,422	—	(148,422)	—
Intercompany distributions	—	—	(126,189)	—	126,189	—
Proceeds from extension of warrants	—	350	—	—	—	350
Proceeds from the exercise of options	—	74	—	—	—	74
Payments for tax from the net delivery of restricted stock units	—	(266)	—	—	—	(266)
Deferred purchase payments and payments on contingent liabilities	—	—	(3,599)	—	—	(3,599)
Excess tax benefits from share-based payment arrangements	—	(128)	—	—	—	(128)
Consolidated Entities:
Contributions from noncontrolling interests	—	—	—	37,741	(21,641)	16,100
Distributions to noncontrolling interests	—	—	—	(15,307)	—	(15,307)
Proceeds from issuance of long-term debt	—	—	—	809,695	(173,772)	635,923
Payments made on long-term debt	—	—	(51,000)	(245,278)	125,453	(170,825)
Net cash provided by (used in) financing activities	—	26,616	(32,366)	586,851	(92,193)	488,908
Net increase (decrease) in cash and cash equivalents	—	(764)	(558)	—	—	(1,322)
Cash and cash equivalents at beginning of period	—	2,156	57,134	—	—	59,290
Cash and cash equivalents at end of period	$—	$1,392	$56,576	$—	$—	$57,968

CIFC LLC AND ITS SUBSIDIARIES
Consolidating Statement of Cash Flows
For The Year Ended December 31, 2014

	Parent/ CIFC LLC	Subsidiary Issuer/ CIFC Corp.	Subsidiary Guarantors	Non Guarantors	Eliminations	CIFC LLC Consolidated
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$—	$8,381	$50,726	$(19,097)	$(52,333)	$(12,323)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of debt issuance costs and other	—	696	321	—	—	1,017
Share-based compensation	—	274	2,418	—	—	2,692
Net (gain) loss on investments and contingent liabilities / other (gain) loss	—	—	(731)	—	1,189	458
Intercompany net (gain) loss on investments in subsidiaries	—	(50,726)	—	—	50,726	—
Depreciation and amortization	—	8,512	2,909	—	—	11,421
Deferred income tax expense (benefit)	—	3,932	—	—	—	3,932
Excess tax benefits from share-based payment arrangements	—	(171)	—	—	—	(171)
Net gain on the sale of management contract	—	—	(229)	—	—	(229)
Consolidated Entities:
Net (gain) loss on investments	—	—	803	227,974	—	228,777
Net (gain) loss on liabilities	—	—	—	18,123	(9,127)	8,996
Net other (gain) loss	—	—		(2,031)	—	(2,031)
Changes in operating assets and liabilities:
Due from brokers	—	—	13,827	(995)	—	12,832
Receivables	—	(721)	441	17	243	(20)
Prepaid and other assets	—	361	43	222	—	626
Due to brokers	—	—	(508)	(4,991)	—	(5,499)
Accrued and other liabilities	—	(666)	2,246	(271)	269	1,578
Change in restricted cash and cash equivalents	—	1,615	(1,608)		—	7
Consolidated Entities:
Due from brokers	—	—	(36,645)	160,765	—	124,120
Purchase of investments	—	—	(102,448)	(8,715,405)	—	(8,817,853)
Sales of investments	—	—	57,563	7,331,128	13,761	7,402,452
Receivables	—	—	(281)	(24,613)	1	(24,893)
Due to brokers	—	—	15,583	(220,939)	(13,761)	(219,117)
Accrued and other liabilities	—	—	—	1,653	(508)	1,145
Interest payable	—	—	163	13,647	(3)	13,807
Net cash provided by (used in) operating activities	—	(28,513)	4,593	(1,234,813)	(9,543)	(1,268,276)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale of management contracts	—	—	229		—	229
Purchases of investments	—	—	(136,136)	15,735	91,257	(29,144)
Sales of investments	—	—	172,819	1,001	(153,336)	20,484
Intercompany investments in subsidiaries	—	(440,277)	—	—	440,277	—
Intercompany distributions from subsidiaries	—	478,341	—	—	(478,341)	—
Purchases of equipment and improvements	—	—	(2,204)	—	—	(2,204)
Consolidated Entities:
Change in restricted cash and cash equivalents	—	—	(6,873)	(206,021)	—	(212,894)
Net cash provided by (used in) investing activities	—	38,064	27,835	(189,285)	(100,143)	(223,529)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions paid	—	(9,218)	—	—	—	(9,218)
Intercompany contributions	—	—	440,277	—	(440,277)	—
Intercompany distributions	—	—	(478,341)	—	478,341	—
Proceeds from extension of warrants	—	200	—		—	200
Proceeds from the exercise of options	—	580	—	—	—	580
Deferred purchase payments and payments on contingent liabilities	—	—	(8,724)	—	—	(8,724)
Excess tax benefits from share-based payment arrangements	—	171	—	—	—	171
Consolidated Entities:
Contributions from noncontrolling interests	—	—	—	93,587	(100)	93,487
Distributions to noncontrolling interests	—	—	—	(37,783)	10,685	(27,098)
Proceeds from issuance of long-term debt	—	—	51,000	4,702,304	(112,323)	4,640,981
Payments made on long-term debt	—	—	—	(3,338,141)	173,360	(3,164,781)
Net cash provided by (used in) financing activities	—	(8,267)	4,212	1,419,967	109,686	1,525,598
Net increase (decrease) in cash and cash equivalents	—	1,284	36,640	(4,131)	—	33,793
Cash and cash equivalents at beginning of period		872	20,494	4,131	—	25,497
Cash and cash equivalents at end of period	$—	$2,156	$57,134	$—	$—	$59,290